Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	13 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Without Sales Load [Member] | C000248219
Average Annual Return [Line Items]
Average Annual Return, Percent	1.45%	6.36%	6.36%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)	5.24%	5.00%